Administration [Member] Expense Example - Administration - FEDFUND - ADMINISTRATION	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	156
Expense Example, with Redemption, 10 Years	$ 355